Label	Element	Value
MFS Blended Research Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is March 11, 2022.
MFS® Blended Research® Growth Equity Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Blended Research® Growth Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, the following is added after the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information":

At a special shareholder meeting held on March 7, 2022, shareholders of the fund approved a proposal to reclassify the fund from diversified to non-diversified. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Effective immediately, the following is added after the risk entitled “Focus Risk” in the sub-section entitled "Principal Risks" under the main heading entitled "Summary of Key Information":

Non-Diversification Risk: Because MFS may invest a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because MFS may invest a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.